Commitments and Contingencies - Additional Information (Details) - Tyme Technologies, Inc. and Subsidiaries [Member] $ in Millions	Mar. 31, 2022 USD ($)
Commitment And Contingencies [Line Items]
Contractual Obligation	$ 0.2
Ongoing Clinical Trials [Member]
Commitment And Contingencies [Line Items]
Contractual Obligation	0.9
Clinical Registration Activity [Member]
Commitment And Contingencies [Line Items]
Contractual Obligation	$ 2.5